Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000164381 [Member] | JPMorgan Wealth Management 2020 ATR1 3 000 2 25 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000164381 [Member] | FARM Mortgage Trust 2023 1 3 034 3 25 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000164381 [Member] | Ally Bank Auto Credit Linked Notes Series 2025 B 9 935 9 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164381 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 4 512 11 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164381 [Member] | Chase Auto Owner Trust 2026 1 0 000 9 26 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164381 [Member] | CSMC 2018 J1 Trust 3 500 2 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164381 [Member] | PacWest 2022 1 Notes 16 882 6 27 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164381 [Member] | FARM Mortgage Trust 2022 1 2 957 1 25 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164381 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 3 851 5 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164381 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 4 161 8 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000164381 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000164381 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000164381 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000164381 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164381 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000164380 [Member] | JPMorgan Wealth Management 2020 ATR1 3 000 2 25 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000164380 [Member] | FARM Mortgage Trust 2023 1 3 034 3 25 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000164380 [Member] | Ally Bank Auto Credit Linked Notes Series 2025 B 9 935 9 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164380 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 4 512 11 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164380 [Member] | Chase Auto Owner Trust 2026 1 0 000 9 26 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164380 [Member] | CSMC 2018 J1 Trust 3 500 2 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164380 [Member] | PacWest 2022 1 Notes 16 882 6 27 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164380 [Member] | FARM Mortgage Trust 2022 1 2 957 1 25 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164380 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 3 851 5 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164380 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 4 161 8 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000164380 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000164380 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000164380 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000164380 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164380 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000164379 [Member] | JPMorgan Wealth Management 2020 ATR1 3 000 2 25 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000164379 [Member] | FARM Mortgage Trust 2023 1 3 034 3 25 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000164379 [Member] | Ally Bank Auto Credit Linked Notes Series 2025 B 9 935 9 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164379 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 4 512 11 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164379 [Member] | Chase Auto Owner Trust 2026 1 0 000 9 26 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164379 [Member] | CSMC 2018 J1 Trust 3 500 2 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164379 [Member] | PacWest 2022 1 Notes 16 882 6 27 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164379 [Member] | FARM Mortgage Trust 2022 1 2 957 1 25 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164379 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 3 851 5 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164379 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 4 161 8 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000164379 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000164379 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000164379 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000164379 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164379 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.90%